Annual Fund Operating Expenses	Oct. 31, 2025
Innovator Equity Managed Floor ETF | Innovator Equity Managed Floor ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Innovator Nasdaq-100 Managed Floor ETF | Innovator Nasdaq-100 Managed Floor ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Innovator U.S. Small Cap Managed Floor ETF | Innovator U.S. Small Cap Managed Floor ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Innovator Equity Managed 100 Buffer ETF | Innovator Equity Managed 100 Buffer ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.89%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.